Indebtedness - Summary of Principal Maturity Schedule (Details) - USD ($) $ in Thousands		Mar. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Debt Instrument [Line Items]
2022		$ 38,184	$ 31,793
2023		37,958	38,563
2024		22,666	22,652
2025		388,233	109,581
2026		79	75
Thereafter		160,892	104,031
Total		648,012	306,695		$ 281,533
First Financial Loan
Debt Instrument [Line Items]
2022		11,086	14,110
2023		15,291	15,890
2024		0
2025		0
2026		0
Thereafter		0
Total		26,377	30,000
New ABL Credit Facility
Debt Instrument [Line Items]
2022		0
2023		0
2024		0
2025		0
2026		0
Thereafter		70,706
Total		70,706	0
New Term Loan Credit Facility
Debt Instrument [Line Items]
2022		16,875
2023		22,500
2024		22,500
2025		388,125
2026		0
Thereafter		0
Total		450,000	0
Backstop Note
Debt Instrument [Line Items]
2022	[1]	0
2023	[1]	0
2024	[1]	0
2025	[1]	0
2026	[1]	0
Thereafter	[1]	22,000
Total	[1]	22,000
Closing Date Note
Debt Instrument [Line Items]
2022	[1]	0
2023	[1]	0
2024	[1]	0
2025	[1]	0
2026	[1]	0
Thereafter	[1]	22,000
Total	[1]	22,000
Equify Bridge Note
Debt Instrument [Line Items]
2022	[1]	0
2023	[1]	0
2024	[1]	0
2025	[1]	0
2026	[1]	0
Thereafter	[1]	45,800
Total	[1]	45,800	0
Other Indebtedness
Debt Instrument [Line Items]
2022		10,223	808
2023		167	173
2024		166	152
2025		108	101
2026		79	75
Thereafter		386	386
Total		11,129	1,695
Alpine Promissory Note
Debt Instrument [Line Items]
Thereafter	[2]		16,717
Total	[1]	0	16,717	[2]
Best Flow Note
Debt Instrument [Line Items]
Thereafter	[2]		10,827
Total	[1]	0	10,827	[2]
Best Flow Credit Facility
Debt Instrument [Line Items]
Thereafter	[2]		7,101
Total	[1]	$ 0	7,101	[2]	37,303
Term Loan
Debt Instrument [Line Items]
2022	[2]		16,875
2023	[2]		22,500
2024	[2]		22,500
2025	[2]		109,480
Total			171,355	[2]	$ 137,355
ABL Credit Facility
Debt Instrument [Line Items]
Thereafter	[2]		69,000
Total	[2]		$ 69,000

[1]	Related party debt agreements.
[2]	Principal maturity for these facilities reflect the terms of the New ABL Credit Facility, the New Term Loan Credit Facility and the Equify Bridge Note which refinanced these facilities subsequent to December 31, 2021, however the presented amounts due at maturity in the schedule above are limited by the balances outstanding as of December 31, 2021. See Note 11 - Subsequent Events for additional detail and a schedule of the full principal repayment obligations as of March 30, 2022.